Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 356,568	$ 49,776	¥ 385,527	¥ (108,652)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Fair value changes of short-term investments	(5,324)	(743)	(2,446)	(40)
(Reversal)/provision of allowance for expected credit losses	1,249	174	(48)	(46)
Inventory obsolescence impairment	10,407	1,453
Purchase commitment loss	4,007	559
Depreciation of property and equipment	5,509	769	4,546	3,714
Amortization of intangible assets	3,041	425	468
Impairment loss on long-lived assets and goodwill			10,041
Loss on disposal of property, equipment and intangible assets	379	53	10
Share of profit from equity method investments, net of income tax	(1,388)	(194)	(2)
Remeasurement gain of previously held equity interests in connection with step acquisition	(8,109)	(1,132)
Fair value changes of long-term investments	(24,863)	(3,471)
Realized gains from short-term investments	(18,750)	(2,617)	(16,004)	(9,195)
Share-based compensation	20,501	2,861	27,757	191,632
Deferred income tax (benefit)/expense	44,264	6,179	12,862	(2,084)
Changes in operating assets and liabilities:
Accounts receivable	(6,434)	(898)	(4,377)	(10,268)
Amounts due from related parties	3,400	475	24,628	(6,108)
Prepayments and other current assets	36,261	5,061	(67,624)	(21,121)
Operating lease right-of-use assets	41,375	5,776	25,286	(60,092)
Accounts payables	(26,559)	(3,707)	(28)	16,916
Accrued expenses and other current liabilities	(51,560)	(7,197)	14,109	62,370
Amounts due to related parties	2,621	366
Income tax payable	11,039	1,541	11,605	1,496
Contract liabilities	(123,017)	(17,173)	(124,603)	123,622
Advance from customers	(50,694)	(7,077)	15,415	(6,692)
Operating lease liabilities, current portion	(33,709)	(4,706)	7,858	24,761
Operating lease liabilities, non-current portion	(11,128)	(1,553)	(35,851)	46,274
Inventory, net	(11,845)	(1,653)	(6,345)
Other non-current assets	16,645	2,324	(64)	(10,866)
Net cash provided by operating activities	183,886	25,671	282,720	235,621
Cash flows from investing activities:
Purchase of short-term investments	(5,870,907)	(819,547)	(5,162,236)	(2,891,452)
Proceeds from short-term investments	6,009,635	838,913	5,025,644	2,863,828
Purchase of one equity method investment that subsequently became the subsidiary of the Group	(35,000)	(4,886)
Purchase of other long-term investments	(20,000)	(2,792)	(6,563)
Purchase of property and equipment	(3,096)	(432)	(3,639)	(5,756)
Purchase of intangible assets	(65)	(9)
Investment income from short-term investments	19,949	2,785	16,004	9,195
Cash paid for business combination, net of cash and cash equivalents acquired	(106,822)	(14,912)	(1,998)
Collection of consideration from prior year disposal of subsidiaries				2,000
Disposal of property and equipment			4
Loan provided to related parties	(113)	(16)		(2,243)
Loan repaid by related parties				24,629
Net cash provided/ (used in) by investing activities	(6,419)	(896)	(132,784)	201
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares upon the completion of IPO (net of RMB15,917 issuance costs paid)				235,462
Proceeds from issuance of ordinary shares upon exercise of underwriters’ over-allotment option				9,984
Proceeds from noncontrolling interests	713	100		2,250
Acquisition of noncontrolling interest of subsidiaries	(7,867)	(1,098)	(2,250)
Repurchase of ADSs	(25,771)	(3,597)	(130,409)
Proceeds from exercise of share options	7,696	1,074	2,467
Dividends paid to shareholders of the Company	(78,111)	(10,904)
Repayment of short-term borrowings	(3,400)	(475)
Other cash received relating to financing activities	1,113	155
Net cash provided by/ (used in) financing activities	(105,627)	(14,745)	(130,192)	247,696
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(707)	(99)	(3,934)	14,336
Net increase in cash, cash equivalents and restricted cash	71,133	9,931	15,810	497,854
Cash and cash equivalents at beginning of the year	780,091	108,896	764,281	266,427
Cash, cash equivalents and restricted cash at end of the year	851,224	118,827	780,091	764,281
Supplemental disclosure of cash flow information
Cash paid for income tax	(57,614)	(8,043)	(6,861)	(22,273)
Cash paid for interest	(47)	(7)
Non-cash investing and financing activities
Changes in payables for purchase of property and equipment			(198)	198
Accretion of the Company’s preferred shares				(22,379)
Purchase of long-term investments with non-cash service consideration			(2,445)
Including:
Cash and cash equivalents at beginning of the year	779,931	108,874	764,281	266,427
Restricted cash at beginning of the year	160	22
Including:
Cash and cash equivalents at end of the year	830,159	115,886	779,931	764,281
Restricted cash at end of the year	¥ 21,065	$ 2,941	¥ 160